UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  04/30/15

Item 1. Schedule of Investments.

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2015 (unaudited)

Franklin Emerging Market Debt Opportunities Fund	Country/Organization	Warrants		Value
Warrants 1.8%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$8,320,000
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	474,615		4,746,150
Total Warrants (Cost $24,597,061)				13,066,150
		Principal Amount*
Quasi-Sovereign and Corporate Bonds 25.4%
Banks 4.5%
[b]Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	12,100,000		11,192,742
[c]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	5,000,000		5,144,975
[c]International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	9,100,000		8,804,250
[b]National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	7,000,000		7,595,000
				32,736,967
Chemicals 0.6%
[b]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000		4,320,283
Commercial Services & Supplies 0.9%
[c]Red de Carreteras de Occidente Sapib de CV, secured bond, Reg S, 9.00%, 6/10/28	Mexico	99,000,000	MXN	6,322,394
Diversified Financial Services 2.1%
[d,e,f]Sphynx Capital Markets (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		8,826,960
[b]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	5,900,000		6,195,000
				15,021,960
Diversified Telecommunication Services 2.4%
[c]Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	17,228,000,000	COP	6,902,808
[b]MTN (Mauritius) Investments Ltd., 144A, 4.755%, 11/11/24	South Africa	3,100,000		3,198,658
[c]Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	22,900,000	BRL	6,924,776
				17,026,242
Food & Staples Retailing 1.5%
[c]Cencosud SA, senior note, Reg S, 4.875%, 1/20/23	Chile	4,409,000		4,495,703
[b]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Brazil	5,900,000		6,139,687
				10,635,390
Metals & Mining 2.7%
[c]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	17,100,000		14,278,500
[c]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000		5,146,862
				19,425,362
Municipal Bonds 3.4%
[c]Bogota Distrito Capital, senior note, Reg S, 9.75%, 7/26/28	Colombia	7,928,000,000	COP	4,053,561
Province Del Neuquen, secured note,
[b] 144A, 7.875%, 4/26/21	Argentina	5,329,000		5,381,038
[c] Reg S, 7.875%, 4/26/21	Argentina	6,190,400		6,250,849
Province of Salta Argentina, senior secured note,
[b] 144A, 9.50%, 3/16/22	Argentina	3,706,200		3,755,307
[c] Reg S, 9.50%, 3/16/22	Argentina	5,200,210		5,269,113
				24,709,868
Oil, Gas & Consumable Fuels 2.2%
[b]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,800,000		5,887,000
Petro Co. of Trinidad and Tobago Ltd., senior note,
[b] 144A, 6.00%, 5/08/22	Trinidad and Tobago	750,000		805,312
[c] Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,625,000		1,744,844
[c]State Oil Co., Government of Azerbaijan, senior note, Reg S, 4.75%, 3/13/23	Azerbaijan	7,800,000		7,574,970
				16,012,126
Paper & Forest Products 0.6%
[b]Masisa SA, senior note, 144A, 9.50%, 5/05/19	Chile	4,300,000		4,109,188
Real Estate Management & Development 1.6%
[c]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	4,800,000		5,451,312
[c]Longfor Properties Co. Ltd., senior note, Reg S, 6.75%, 1/29/23	China	500,000		504,063

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2015 (unaudited) (continued)

[c]Yuexiu Property Co. Ltd., senior note, Reg S, 4.50%, 1/24/23	China	6,200,000		5,965,051
				11,920,426
Road & Rail 0.4%
[b]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000		3,209,560

Specialty Retail 0.9%
[b]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	6,242,245

Textiles, Apparel & Luxury Goods 1.1%
[b]Golden Legacy Pte. Ltd., senior note, 144A, 9.00%, 4/24/19	Indonesia	7,600,000		7,704,500

Thrifts & Mortgage Finance 0.1%
[d]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000	EUR	503,239

Wireless Telecommunication Services 0.4%
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,500,000		2,665,625

Total Quasi-Sovereign and Corporate Bonds (Cost $180,132,047)				182,565,375
Loan Participations and Assignments 16.0%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%, 9/26/19	Russia	14,100,000		13,642,314
[c]Credit Suisse First Boston International (City of Kyiv), secured bond, Reg S, 8.00%,
11/06/15	Ukraine	10,975,000		5,329,734
[g]Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 6.594%, 12/20/23	Angola	11,900,000		11,602,500
Tranche 3B, FRN, 6.594%, 12/20/23	Angola	11,200,000		10,920,000
[g]Ethiopian Railway Corp. (Republic of Ethiopia), FRN,
4.055%, 8/07/21	Ethiopia	225,908		211,224
4.068%, 8/07/21	Ethiopia	463,579		433,446
4.084%, 8/07/21	Ethiopia	94,607		88,457
4.108%, 8/07/21	Ethiopia	6,648,858		6,216,682
[c]Federal Grid Co. OJSC (Federal Finance Ltd.), Reg S, 8.446%, 3/13/19	Russia	200,000,000	RUB	3,374,316
[f,g] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.688%, 1/01/28	Iraq	322,120,730	JPY	1,797,626
[f,g] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%, 1/01/28	Iraq	563,730,790	JPY	3,145,955
[c]Mozambique EMATUM Finance 2020 BV (Republic of Mozambique), senior note, Reg
S, 6.305%, 9/11/20	Mozambique	13,600,000		13,293,864
[d,h]NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
RSHB Capital SA (Russian Agricultural Bank OJSC), senior sub. note,
[b] 144A, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	7,000,000		6,243,125
[c] Reg S, 6.00%, 6/03/21	Russia	1,200,000		1,070,250
[c]RZD Capital PLC (Russian Railways),
senior bond, Reg S, 5.70%, 4/05/22	Russia	8,900,000		8,456,602
senior note, 2.177%, 2/26/18	Russia	4,700,000	CHF	4,568,664
senior note, Reg S, 8.30%, 4/02/19	Russia	300,000,000	RUB	5,062,813
[c]SSB #1 PLC (OJSC State Savings Bank of Ukraine), senior note, Reg S,
8.25%, 3/10/16	Ukraine	17,500,000		11,714,063
8.875%, 3/20/18	Ukraine	10,720,000		7,135,500
Total Loan Participations and Assignments (Cost $131,917,242)				114,307,135
Credit-Linked Notes (Cost $335,137) 0.0%†
[b]ING Bank NV (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	2,200,000	UAH	97,080

Foreign Government and Agency Securities 38.4%
Banque Centrale de Tunisie,
[c] Reg S, 4.50%, 6/22/20	Tunisia	1,261,000	EUR	1,478,335
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,335,731
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	4,719,419
The Development and Investment Projects Fund of the Jordan Armed Forces and
Security Corps., senior note, 6.14%, 12/16/19	Jordan	2,200,000		2,203,718
[d]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	1,678,058
[b]Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	5,500,000		5,611,953
[g]Government of Bosnia & Herzegovina,
FRN, 0.938%, 12/11/17	Bosnia & Herzegovina	1,900,000	DEM	989,303

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2015 (unaudited) (continued)
[c] senior bond, B, Reg S, FRN, 0.938%, 12/11/21	Bosnia & Herzegovina	18,754,167		DEM	9,010,807
[b]Government of Costa Rica, 144A, 10.58%, 9/23/15	Costa Rica	2,775,000,000		CRC	5,315,167
[b]Government of the Dominican Republic, 144A, 12.50%, 2/09/18	Dominican Republic	149,000,000		DOP	3,526,782
[c]Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	16,400,000			17,485,434
Government of Georgia,
[b] 144A, 6.875%, 4/12/21	Georgia	2,900,000			3,250,755
[c] Reg S, 6.875%, 4/12/21	Georgia	200,000			224,190
Government of Ghana,
25.40%, 7/31/17	Ghana	13,300,000		GHS	3,710,942
23.00%, 8/21/17	Ghana	8,790,000		GHS	2,339,864
[c,d] Government of Grenada, Reg S, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50% to 9/15/18,
9.00% thereafter, 9/15/25	Grenada	9,800,000			2,940,000
Government of Honduras,
[b] 144A, 7.50%, 3/15/24	Honduras	3,200,000			3,502,272
[c] Reg S, 7.50%, 3/15/24	Honduras	400,000			437,784
[b] senior note, 144A, 8.75%, 12/16/20	Honduras	1,200,000			1,380,036
[c]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	17,000,000			14,673,040
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	4,242,000		EUR	4,852,575
[c]Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			9,383,167
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	4,900,000		EUR	5,625,187
Government of Nigeria, 16.39%, 1/27/22	Nigeria	453,700,000		NGN	2,517,113
[b]Government of Paraguay, 144A, 4.625%, 1/25/23	Paraguay	5,950,000			6,142,036
[c]Government of Rwanda, Reg S, 6.625%, 5/02/23	Rwanda	2,700,000			2,761,506
[c]Government of Seychelles, Reg S, 7.00% to 1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	10,500,000			10,449,600
Government of South Africa, 8.00%, 12/21/18	South Africa	240,000,000		ZAR	20,673,096
Government of Turkey,
8.20%, 11/16/16	Turkey	35,000,000		TRY	12,813,163
[g] FRN, 7.80%, 1/04/17	Turkey	1,940,000		TRY	724,310
Government of Uganda,
10.00%, 5/21/15	Uganda	1,450,000,000		UGX	483,754
10.25%, 4/21/16	Uganda	3,000,000,000		UGX	966,079
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	635,155
[i]Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	527,581,027		UYU	17,934,398
Government of Venezuela,
[c] Reg S, 6.00%, 12/09/20	Venezuela	12,800,000			5,492,992
senior bond, 7.65%, 4/21/25	Venezuela	9,000,000			3,847,275
International Finance Corp., senior note,
6.45%, 10/30/18	Supranational [j]	200,000,000		INR	3,143,166
7.75%, 12/03/16	Supranational [j]	705,000,000		INR	11,231,262
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	752,000,000		KES	7,952,837
[i]Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	2,562,003	[k]	MXN	18,015,565
[l]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/24	Brazil	8,000[m] BRL			6,822,201
8/15/30	Brazil	28,000[m] BRL			24,125,392
Serbia Treasury Note, 10.00%,
2/21/16	Serbia	500,000,000		RSD	4,756,685
5/22/16	Serbia	50,000,000		RSD	477,952
10/17/16	Serbia	180,000,000		RSD	1,727,805
[c,g] Tanzania Government International Bond, Reg S, FRN, 6.397%, 3/09/20	United Republic of Tanzania	2,800,000			2,887,486
Total Foreign Government and Agency Securities (Cost $312,034,643)					275,255,347
		Shares/Units
Common Stocks (Cost $—) 0.0%
[f,n] Astana Finance JSC, ADR, 144A	Kazakhstan	26,243			—

Private Limited Partnership Fund (Cost $4,309,243) 0.1%
Diversified Financial Services 0.1%
[a,h,n,o]Global Distressed Alpha Fund III LP	Bermuda	4,134,105			632,353

Total Investments before Short Term Investments (Cost $653,325,373)					585,923,440
Short Term Investments 16.0%
		Principal Amount*
Foreign Government and Agency Securities 2.1%
International Bank for Reconstruction and Development, senior note, 10.00%, 10/28/15	Supranational [j]	430,000,000		NGN	2,029,826
[p]Kenya Treasury Bill, 5/04/15	Kenya	155,750,000		KES	1,646,406

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2015 (unaudited) (continued)
[p]Zambia Treasury Bills, 7/13/15 - 5/02/16	Zambia	88,375,000	ZMW	11,565,328
Total Foreign Government and Agency Securities (Cost $15,317,703)				15,241,560
U.S. Government and Agency Securities (Cost $999,993) 0.2%
[p]U.S. Treasury Bills, 5/07/15 - 6/11/15	United States	1,000,000		1,000,007
Total Investments before Money Market Funds and Repurchase Agreements (Cost $669,643,070)				602,165,007
		Shares
Money Market Funds (Cost $71,570,029) 10.0%
[n,q]Institutional Fiduciary Trust Money Market Portfolio	United States	71,570,029		71,570,029
		Principal Amount*
Repurchase Agreements (Cost $26,912,983) 3.7%
[r]Joint Repurchase Agreement, 0.066%, 5/01/15 (Maturity Value $26,913,032)	United States	26,912,983		26,912,983
BNP Paribas Securities Corp. (Maturity Value $3,803,888)
Credit Suisse Securities (USA) LLC (Maturity Value $11,411,933)
HSBC Securities (USA) Inc. (Maturity Value $7,988,326)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,708,885)
Collateralized by U.S. Government Agency Securities, 0.183% - 5.50%, 5/27/15
- 3/27/19; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Notes, 0.375% - 1.50%, 3/15/16 - 3/15/18; and U.S. Treasury Notes, Index
Linked, 2.50%, 7/15/16 (valued at $ 27,460,901)
Total Investments (Cost $768,126,081) 97.7%				700,648,019
Other Assets, less Liabilities 2.3%				16,782,485
Net Assets 100.0%				$717,430,504

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a See Note 8 regarding investment in Alternative Strategies (FT) Ltd.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2015, the aggregate value of these securities was $127,112,665, representing 17.72% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2015, the aggregate value of these securities was $227,495,514, representing 31.71% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2015, the aggregate value of these securities was $13,770,541, representing 1.92% of net assets.
g The coupon rate shown represents the rate at period end.
h See Note 6 regarding restricted securities.
i Principal amount of security is adjusted for inflation.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k Principal amount is stated in Unidad de Inversion Units.
l Redemption price at maturity is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Non-income producing.
o The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
p The security is traded on a discount basis with no stated coupon rate.
q Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
r Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Global Trust

Consolidated Statement of Investments, April 30, 2015 (unaudited) (continued)

At April 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	CITI	Sell	9,000,000	$9,559,170	6/15/15	$-	$(545,504)
Euro	MSCO	Sell	9,000,000	9,574,300	6/15/15	-	(530,374)
Euro	RBCCM	Sell	8,700,000	9,252,998	6/15/15	-	(514,854)
Japanese Yen	CITI	Sell	600,000,000	4,967,521	6/15/15	-	(60,651)
Japanese Yen	MSCO	Sell	600,000,000	4,967,414	6/15/15	-	(60,758)
Japanese Yen	RBCCM	Sell	500,000,000	4,140,410	6/15/15	-	(49,733)
Swiss Franc	RBCCM	Sell	3,400,000	3,421,408	6/15/15	-	(227,895)
Russian Ruble	DBAB	Sell	22,575,000	433,318	7/20/15	7,739	-
Unrealized appreciation (depreciation)						7,739	(1,989,769)
Net unrealized appreciation (depreciation)							$(1,982,030)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

CITI Citibank N.A.
DBAB Deutsche Bank AG
MSCO Morgan Stanley
RBCCM Royal Bank of Canada

Currency

BRL Brazilian Real
CHF Swiss Franc
COP Colombian Peso
CRC Costa Rican Colon
DEM Deutsche Mark
DOP Dominican Peso
EUR Euro
GHS Ghanaian Cedi
INR Indian Rupee
JPY Japanese Yen
KES Kenyan Shilling
MXN Mexican Peso
NGN Nigerian Naira
RSD Serbian Dinar
RUB Russian Ruble
TRY Turkish Lira
UAH Ukraine Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha

Franklin Global Trust

Consolidated Statement of Investments, April 30, 2015 (unaudited) (continued)

Selected Portfolio

ADR American Depositary Receipt
FRN Floating Rate Note
PTN Pass-through Note

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 98.6%
Airport Services 12.2%
Aeroports de Paris (ADP)	France	6,600	$813,497
Auckland International Airport Ltd.	New Zealand	108,115	380,511
BBA Aviation PLC	United Kingdom	29,570	155,915
Flughafen Zuerich AG	Switzerland	1,020	797,268
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	4,671	331,875
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	2,559	369,955
Japan Airport Terminal Co. Ltd.	Japan	19,000	1,080,576
Sydney Airport	Australia	103,973	443,484
			4,373,081
Construction & Engineering 0.5%
[a]Ferrovial SA	Spain	7,997	182,153
Electric Utilities 18.7%
Duke Energy Corp.	United States	4,160	322,691
Edison International	United States	11,150	679,481
Enel SpA	Italy	232,974	1,107,326
Enersis SA, ADR	Chile	7,941	141,112
Exelon Corp.	United States	9,960	338,839
Iberdrola SA	Spain	146,433	982,052
ITC Holdings Corp.	United States	18,610	669,960
NextEra Energy Inc.	United States	10,870	1,097,109
Portland General Electric Co.	United States	10,860	381,838
SSE PLC	United Kingdom	21,300	506,096
UIL Holdings Corp.	United States	3,080	153,630
Xcel Energy Inc.	United States	9,880	335,031
			6,715,165
Gas Utilities 3.1%
AGL Resources Inc.	United States	8,790	441,873
Atmos Energy Corp.	United States	7,050	380,700
ENN Energy Holdings Ltd.	China	14,300	103,324
New Jersey Resources Corp.	United States	6,050	184,586
			1,110,483
Highways & Railtracks 19.2%
Abertis Infraestructuras SA	Spain	42,371	782,785
Atlantia SpA	Italy	74,701	2,107,191
Groupe Eurotunnel SE	France	102,600	1,645,674
Macquarie Atlas Roads Group	Australia	55,935	144,301
Qube Logistics Holdings Ltd.	Australia	100,785	222,520
Transurban Group	Australia	253,130	1,987,119
			6,889,590
Independent Power Producers & Energy Traders 0.6%
NRG Energy Inc.	United States	8,110	204,696
Marine Ports & Services 7.0%
China Merchants Holdings International Co. Ltd.	China	284,000	1,295,340
COSCO Pacific Ltd.	China	424,000	669,612
Hutchison Port Holdings Trust	Singapore	282,100	190,417
Kamigumi Co. Ltd.	Japan	30,000	301,282
Mitsubishi Logistics Corp.	Japan	3,000	46,612
			2,503,263
Multi-Utilities 12.3%
Ameren Corp.	United States	7,420	303,775
Centrica PLC	United Kingdom	51,060	200,292
Dominion Resources Inc.	United States	14,380	1,030,758
GDF Suez	France	21,350	436,115
National Grid PLC	United Kingdom	78,680	1,062,224
NorthWestern Corp.	United States	3,350	174,501
Public Service Enterprise Group Inc.	United States	9,770	405,846
Sempra Energy	United States	5,410	574,380

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2015 (unaudited) (continued)

Suez Environnement Co.	France	12,010	245,260
			4,433,151
Oil & Gas Storage & Transportation 22.2%
Altagas Ltd.	Canada	17,750	603,066
[a]Cheniere Energy Inc.	United States	9,870	754,956
Cheniere Energy Partners LP	United States	3,215	104,777
Enbridge Energy Partners LP	United States	4,798	178,198
Enbridge Inc.	Canada	20,410	1,066,546
Energy Transfer Equity LP	United States	11,016	734,327
Inter Pipeline Ltd.	Canada	8,700	227,819
Kinder Morgan Inc.	United States	24,940	1,071,173
Magellan Midstream Partners LP	United States	3,751	313,209
MarkWest Energy Partners LP	United States	2,251	151,852
Pembina Pipeline Corp.	Canada	13,300	462,786
SemGroup Corp., A	United States	1,190	100,186
Shell Midstream Partners LP	United States	12,107	486,580
Ultrapar Participacoes SA, ADR	Brazil	11,650	266,086
Veresen Inc.	Canada	36,900	554,685
Western Gas Equity Partners LP	United States	3,754	243,972
The Williams Cos. Inc.	United States	12,980	664,446
			7,984,664
Renewable Electricity 1.6%
Boralex Inc., A	Canada	22,800	261,678
Pattern Energy Group Inc.	United States	10,300	298,494
			560,172
Water Utilities 1.2%
American Water Works Co. Inc.	United States	5,830	317,851
[a,b]Sound Global Ltd.	China	207,000	133,493
			451,344
Total Common Stocks and Other Equity Interests (Cost $32,355,977)			35,407,762
Preferred Stocks (Cost $97,888) 0.2%
Electric Utilities 0.2%
Companhia Energetica de Minas Gerais, ADR, pfd.	Brazil	14,511	71,394
Total Investments (Cost $32,453,865) 98.8%			35,479,156

Other Assets, less Liabilities 1.2%			430,506
Net Assets 100.0%			$35,909,662

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2015, the value of this security was $133,493, representing 0.37% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Units/Warrants	Value
Common Stocks and Other Equity Interests 98.4%
Diversified Real Estate Activities 11.1%
CapitaLand Ltd.	Singapore	748,424	$2,086,337
Mitsubishi Estate Co. Ltd.	Japan	197,854	4,678,297
Mitsui Fudosan Co. Ltd.	Japan	213,595	6,371,711
Sun Hung Kai Properties Ltd.	Hong Kong	166,727	2,779,357
Sun Hung Kai Properties Ltd., wts., 4/22/16	Hong Kong	13,677	53,823
Tokyo Tatemono Co. Ltd.	Japan	240,781	1,760,631
The Wharf Holdings Ltd.	Hong Kong	249,694	1,810,591
			19,540,747
Diversified REITs 10.0%
Activia Properties Inc.	Japan	1	9,105
[a]Activia Properties Inc., 144A	Japan	116	1,056,135
American Assets Trust Inc.	United States	31,043	1,235,511
British Land Co. PLC	United Kingdom	183,471	2,345,928
Canadian REIT	Canada	24,750	935,444
Hulic REIT Inc.	Japan	286	447,721
[a]Hulic REIT Inc., 144A	Japan	498	779,598
Kenedix Office Investment Corp.	Japan	262	1,422,029
Land Securities Group PLC	United Kingdom	157,005	3,011,888
Mirvac Group	Australia	747,245	1,188,578
Stockland	Australia	554,543	1,948,439
Suntec REIT	Singapore	639,894	855,641
Wereldhave N.V.	Netherlands	14,936	958,946
WP Carey Inc.	United States	21,618	1,372,311
			17,567,274
Health Care REITs 6.2%
HCP Inc.	United States	62,854	2,532,388
Health Care REIT Inc.	United States	47,258	3,403,521
OMEGA Healthcare Investors Inc.	United States	22,700	819,243
Sabra Health Care REIT Inc.	United States	33,760	1,008,749
Ventas Inc.	United States	46,909	3,232,030
			10,995,931
Hotel & Resort REITs 3.8%
Hoshino Resorts REIT Inc.	Japan	42	507,631
Host Hotels & Resorts Inc.	United States	141,020	2,840,143
Pebblebrook Hotel Trust	United States	47,960	2,059,402
Summit Hotel Properties Inc.	United States	11,200	147,504
Sunstone Hotel Investors Inc.	United States	78,368	1,220,973
			6,775,653
Hotels, Resorts & Cruise Lines 0.6%
[b]Hilton Worldwide Holdings Inc.	United States	18,750	543,000
Melia Hotels International SA	Spain	42,132	526,871
			1,069,871
Industrial REITs 5.8%
First Industrial Realty Trust Inc.	United States	47,500	937,175
[a]GLP J-REIT, 144A	Japan	144	148,113
Goodman Group	Australia	432,090	2,137,090
Mapletree Logistics Trust	Singapore	712,637	662,192
Nippon Prologis REIT Inc.	Japan	413	895,946
[a]Nippon Prologis REIT Inc., 144A	Japan	148	321,065
PLA Administradora Industrial S de RL de CV	Mexico	198,300	391,035
[a]PLA Administradora Industrial S de RL de CV, 144A	Mexico	164,000	323,398
Prologis Inc.	United States	87,020	3,498,204
STAG Industrial Inc.	United States	43,233	939,453
			10,253,671
Office REITs 13.7%
Alexandria Real Estate Equities Inc.	United States	24,584	2,271,070
Boston Properties Inc.	United States	28,132	3,722,145

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Brandywine Realty Trust	United States	42,097	613,774
Coresite Realty Corp.	United States	15,231	732,307
CyrusOne Inc.	United States	17,100	555,408
Derwent London PLC	United Kingdom	36,668	1,937,352
Digital Realty Trust Inc.	United States	11,127	705,563
Great Portland Estates PLC	United Kingdom	151,873	1,860,262
Highwoods Properties Inc.	United States	27,566	1,186,441
Japan Real Estate Investment Corp.	Japan	231	1,095,117
Kilroy Realty Corp.	United States	35,530	2,522,275
Paramount Group Inc.	United States	48,160	882,291
SL Green Realty Corp.	United States	20,459	2,503,363
Vornado Realty Trust	United States	33,925	3,510,898
			24,098,266
Real Estate Development 1.7%
China Overseas Land & Investment Ltd.	China	248,158	1,037,407
KWG Property Holdings Ltd.	China	757,000	771,612
Sino Land Co. Ltd.	Hong Kong	654,645	1,158,873
			2,967,892
Real Estate Operating Companies 8.4%
Brookfield Property Partners LP	United States	52,000	1,201,376
Castellum AB	Sweden	46,170	720,896
Deutsche Annington Immobilien SE	Germany	44,158	1,489,645
Deutsche Euroshop AG	Germany	17,827	891,424
[a]Deutsche Euroshop AG, 144A	Germany	2,860	143,012
Global Logistic Properties Ltd.	Singapore	681,310	1,415,428
Hemfosa Fastigheter AB	Sweden	19,040	440,683
[a]Hemfosa Fastigheter AB, 144A	Sweden	17,355	401,683
[b]Hispania Activos Inmobiliarios SAU	Spain	708	10,089
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	15,605	222,372
Hong Kong Land Holdings Ltd.	Hong Kong	407,359	3,299,608
Hufvudstaden AB, A	Sweden	78,136	1,082,268
Hysan Development Co. Ltd.	Hong Kong	247,624	1,140,609
LEG Immobilien AG	Germany	4,200	326,772
[a]LEG Immobilien AG, 144A	Germany	15,144	1,178,247
Unite Group PLC	United Kingdom	83,113	764,643
[a]Unite Group PLC, 144A	United Kingdom	4,273	39,312
			14,768,067
Residential REITs 9.5%
Apartment Investment & Management Co., A	United States	47,297	1,784,516
AvalonBay Communities Inc.	United States	16,448	2,703,064
Equity Lifestyle Properties Inc.	United States	27,602	1,457,938
Equity Residential	United States	63,723	4,706,581
Essex Property Trust Inc.	United States	13,900	3,085,105
Invincible Investment Corp.	Japan	1,357	711,518
UDR Inc.	United States	67,197	2,202,046
			16,650,768
Retail REITs 24.1%
CapitaMall Trust	Singapore	165,794	274,298
Eurocommercial Properties NV, IDR	Netherlands	17,314	792,240
Federal Realty Investment Trust	United States	12,440	1,662,855
General Growth Properties Inc.	United States	112,616	3,085,678
Hammerson PLC	United Kingdom	203,143	2,087,329
Kenedix Retail REIT Corp.	Japan	9	22,562
[a]Kenedix Retail REIT Corp., 144A	Japan	168	421,161
Kimco Realty Corp.	United States	38,251	921,849
Klepierre	France	41,718	2,026,859
The Link REIT	Hong Kong	428,466	2,661,880
The Macerich Co.	United States	21,893	1,789,972
Realty Income Corp.	United States	42,624	2,002,049
Regency Centers Corp.	United States	31,181	1,957,543
RioCan REIT	Canada	45,733	1,131,624
Scentre Group	Australia	640,784	1,896,496
Simon Property Group Inc.	United States	46,010	8,350,355

Franklin Global Trust

Statement of Investments, April 30, 2015 (unaudited) (continued)
Taubman Centers Inc.	United States	16,971	1,222,082
Unibail-Rodamco SE	France	20,216	5,591,449
Urban Edge Properties	United States	40,162	908,866
Weingarten Realty Investors	United States	36,060	1,181,326
Westfield Corp.	Australia	335,430	2,508,432
			42,496,905
Specialized REITs 3.5%
CubeSmart	United States	55,747	1,286,084
Extra Space Storage Inc.	United States	30,871	2,035,325
Public Storage	United States	15,188	2,853,977
			6,175,386
Total Common Stocks and Other Equity Interests (Cost $125,633,108)			173,360,431

Short Term Investments (Cost $2,000,000) 1.1%
		Principal Amount*
Time Deposits 1.1%
Royal Bank of Canada, 0.04%, 5/01/15	Canada	2,000,000	2,000,000
Total Investments (Cost $127,633,108) 99.5%			175,360,431
Other Assets, less Liabilities 0.5%			869,415
Net Assets 100.0%			$176,229,846

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2015, the aggregate value of these securities was $5,034,096, representing 2.86% of net assets.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 96.6%
Aerospace & Defense 2.0%
MTU Aero Engines AG	Germany	74,000	$7,312,602
Banks 7.1%
Bank of Nova Scotia	Canada	162,000	8,931,311
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
[a]KBC Groep NV	Belgium	129,000	8,522,553
United Overseas Bank Ltd.	Singapore	435,000	8,048,010
			25,501,874
Biotechnology 4.6%
[a]Alkermes PLC	United States	170,000	9,412,900
CSL Ltd.	Australia	100,000	7,199,702
			16,612,602
Capital Markets 5.7%
Aberdeen Asset Management PLC	United Kingdom	1,600,000	11,675,297
Azimut Holding SpA	Italy	300,000	8,852,974
			20,528,271
Chemicals 8.8%
Sika AG	Switzerland	900	3,110,897
Symrise AG	Germany	110,000	6,721,752
Syngenta AG	Switzerland	31,000	10,442,944
Umicore SA	Belgium	227,000	11,300,003
			31,575,596
Diversified Consumer Services 2.8%
[a]TAL Education Group, ADR	China	269,900	9,918,825
Diversified Financial Services 2.2%
Deutsche Boerse AG	Germany	97,000	8,087,815
Electronic Equipment, Instruments & Components 1.8%
YASKAWA Electric Corp.	Japan	465,000	6,465,366
Energy Equipment & Services 2.9%
Amec Foster Wheeler PLC	United Kingdom	744,000	10,490,073
Health Care Equipment & Supplies 7.0%
Cochlear Ltd.	Australia	114,000	7,544,588
Elekta AB, B	Sweden	724,000	6,772,279
GN Store Nord AS	Denmark	496,000	10,711,793
			25,028,660
Hotels, Restaurants & Leisure 2.3%
Whitbread PLC	United Kingdom	103,000	8,313,288
Household Products 2.3%
Reckitt Benckiser Group PLC	United Kingdom	93,000	8,321,782
Internet & Catalog Retail 2.2%
Start Today Co. Ltd.	Japan	314,000	7,798,057
Internet Software & Services 1.9%
MercadoLibre Inc.	Argentina	47,500	6,760,675
Machinery 5.8%
GEA Group AG	Germany	189,000	9,156,012
Weir Group PLC	United Kingdom	403,000	11,636,592
			20,792,604
Media 2.0%
ITV PLC	United Kingdom	1,860,000	7,244,778

Quarterly Statements of Investments | See Notes of Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2015 (unaudited) (continued)
Multiline Retail 2.5%
Dollarama Inc.	Canada	155,000	8,898,612
Pharmaceuticals 3.4%
Roche Holding AG	Switzerland	42,000	12,123,433
Professional Services 8.8%
Experian PLC	United Kingdom	580,000	10,404,800
Recruit Holdings Co. Ltd.	Japan	285,000	9,644,024
SGS SA	Switzerland	5,900	11,505,411
			31,554,235
Road & Rail 2.9%
DSV AS	Denmark	300,000	10,428,470
Semiconductors & Semiconductor Equipment 2.8%
ARM Holdings PLC	United Kingdom	590,000	10,094,856
Software 7.5%
[a]Check Point Software Technologies Ltd.	Israel	98,000	8,181,040
Dassault Systemes SA	France	130,000	10,035,615
The Sage Group PLC	United Kingdom	1,200,000	8,957,368
			27,174,023
Textiles, Apparel & Luxury Goods 4.8%
Burberry Group PLC	United Kingdom	279,000	7,473,320
Luxottica Group SpA	Italy	151,000	9,996,343
			17,469,663
Trading Companies & Distributors 2.5%
Noble Group Ltd.	Hong Kong	14,000,000	9,148,599
Total Common Stocks (Cost $300,668,057)			347,644,759
Short Term Investments (Cost $10,092,224) 2.8%
Money Market Funds 2.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	10,092,224	10,092,224
Total Investments (Cost $310,760,281) 99.4%			357,736,983
Other Assets, less Liabilities 0.6%			2,147,175
Net Assets 100.0%			$359,884,158

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Global Trust

Statement of Investments, April 30, 2015 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 94.9%
Air Freight & Logistics 4.9%
Panalpina Welttransport Holding AG	Switzerland	96,800	$13,555,941
TNT Express NV	Netherlands	5,745,000	49,119,870
[a]TNT Express NV, 144A	Netherlands	3,442,900	29,436,867
			92,112,678
Beverages 2.6%
C&C Group PLC	Ireland	11,927,630	48,367,597
Building Products 2.9%
Uponor OYJ	Finland	3,500,448	54,084,120
Capital Markets 5.2%
ARA Asset Management Ltd.	Singapore	28,930,812	37,810,912
[b]BHF Kleinwort Benson Group	Belgium	6,611,971	31,530,588
[b]Fairfax India Holdings Corp.	Canada	2,457,300	29,708,757
			99,050,257
Chemicals 2.9%
Alent PLC	United Kingdom	10,012,474	55,392,124
Commercial Services & Supplies 3.6%
ISS A/S	Denmark	997,200	33,705,087
Serco Group PLC	United Kingdom	16,610,256	34,083,619
			67,788,706
Construction & Engineering 2.3%
Keller Group PLC	United Kingdom	1,335,668	20,514,524
Morgan Sindall PLC	United Kingdom	1,839,400	22,120,801
			42,635,325
Distributors 1.7%
[c]Headlam Group PLC	United Kingdom	4,606,688	32,918,353
Diversified Financial Services 4.1%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	1,375,800	23,624,358
[a]Kennedy Wilson Europe Real Estate PLC, 144A	United Kingdom	3,118,600	53,550,606
			77,174,964
Electrical Equipment 3.1%
Prysmian SpA	Italy	2,864,029	58,808,581
Food & Staples Retailing 3.4%
Sligro Food Group NV	Netherlands	1,679,269	64,807,876
Hotels, Restaurants & Leisure 1.4%
[b]Dalata Hotel Group PLC	Ireland	5,302,141	21,417,362
[a,b]Dalata Hotel Group PLC, 144A	Ireland	1,132,759	4,575,644
			25,993,006
Insurance 15.1%
[b]Arch Capital Group Ltd.	United States	931,117	56,500,180
Euler Hermes Group	France	491,241	53,741,703
Fairfax Financial Holdings Ltd.	Canada	170,700	93,218,396
RenaissanceRe Holdings Ltd.	United States	806,300	82,637,687
			286,097,966
IT Services 4.6%
[b,c]Optimal Payments PLC	United Kingdom	18,843,266	85,955,870
Leisure Products 3.2%
Beneteau	France	2,454,200	38,552,291

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Sankyo Co. Ltd.	Japan	550,200	20,899,212
			59,451,503
Machinery 7.3%
Valmet Corp.	Finland	3,932,780	45,628,101
Vesuvius PLC	United Kingdom	8,271,400	57,790,689
Zardoya Otis SA	Spain	2,688,496	34,721,375
			138,140,165
Marine 2.0%
Irish Continental Group PLC	Ireland	8,593,000	38,567,102
Media 1.9%
ASATSU-DK Inc.	Japan	1,329,300	36,742,524
Metals & Mining 1.5%
Straits Trading Co. Ltd.	Singapore	13,027,000	28,441,512
Personal Products 1.7%
[c]Aderans Co. Ltd.	Japan	3,418,500	32,126,284
Professional Services 5.0%
Michael Page International PLC	United Kingdom	8,831,770	72,367,752
Sthree PLC	United Kingdom	3,923,260	22,460,926
			94,828,678
Real Estate Investment Trusts (REITs) 7.1%
[c]Green REIT PLC	Ireland	38,429,481	67,913,682
[c]Irish Residential Properties REIT PLC	Ireland	11,125,000	13,344,120
[a,c]Irish Residential Properties REIT PLC, 144A	Ireland	20,000,000	23,989,428
[c]Lar Espana Real Estate Socimi SA	Spain	2,504,000	29,500,938
			134,748,168
Specialty Retail 2.2%
[b,c]Carpetright PLC	United Kingdom	5,764,925	41,571,162
Trading Companies & Distributors 5.2%
Grafton Group PLC	Ireland	7,821,732	98,990,394
Total Common Stocks (Cost $1,560,836,170)			1,794,794,915
Short Term Investments 5.1%
		Principal Amount*
Time Deposits 5.1%
Bank of Montreal, 0.04%, 5/01/15	Canada	38,000,000	38,000,000
Royal Bank of Canada, 0.03% - 0.04%, 5/01/15	Canada	59,500,000	59,500,000
Total Time Deposits (Cost $97,500,000)			97,500,000
Total Investments (Cost $1,658,336,170) 100.0%			1,892,294,915
Other Assets, less Liabilities (0.0)%†			(388,864)
Net Assets 100.0%			$1,891,906,051

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2015, the aggregate value of these securities was $111,552,545, representing 5.90% of net assets.
b Non-income producing.
c See Note 7 regarding holdings of 5% voting securities.

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited)

Franklin Large Cap Equity Fund	Shares	Value
Common Stocks 94.7%
Aerospace & Defense 3.9%
Precision Castparts Corp.	20,000	$4,133,800
United Technologies Corp.	35,000	3,981,250
		8,115,050
Auto Components 2.1%
BorgWarner Inc.	73,000	4,321,600
Banks 4.4%
Bank of America Corp.	135,000	2,150,550
JPMorgan Chase & Co.	65,000	4,111,900
[a]Signature Bank	23,000	3,084,070
		9,346,520
Beverages 1.8%
PepsiCo Inc.	40,000	3,804,800
Biotechnology 5.6%
[a]Celgene Corp.	37,000	3,998,220
[a]Gilead Sciences Inc.	43,000	4,321,930
[a]Regeneron Pharmaceuticals Inc.	7,500	3,430,950
		11,751,100
Capital Markets 4.0%
BlackRock Inc.	12,000	4,367,280
Morgan Stanley	110,000	4,104,100
		8,471,380
Chemicals 4.8%
Cytec Industries Inc.	62,000	3,427,980
The Dow Chemical Co.	90,000	4,590,000
Praxair Inc.	17,000	2,072,810
		10,090,790
Communications Equipment 2.1%
QUALCOMM Inc.	65,000	4,420,000
Consumer Finance 1.5%
Discover Financial Services	54,000	3,130,380
Electrical Equipment 1.5%
AMETEK Inc.	60,000	3,145,200
Energy Equipment & Services 1.5%
Schlumberger Ltd.	33,000	3,122,130
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	21,000	3,004,050
Food Products 1.4%
Mondelez International Inc., A	75,500	2,896,935
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	99,000	4,595,580
Health Care Providers & Services 1.5%
McKesson Corp.	14,000	3,127,600
Health Care Technology 1.7%
[a]Cerner Corp.	50,000	3,590,500
Hotels, Restaurants & Leisure 2.4%
Starbucks Corp.	100,000	4,958,000

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Industrial Conglomerates 1.4%
Danaher Corp.	36,000	2,947,680
Insurance 3.5%
ACE Ltd.	30,000	3,209,700
MetLife Inc.	82,000	4,205,780
		7,415,480
Internet Software & Services 3.7%
[a]Facebook Inc., A	30,000	2,363,100
[a]Google Inc., A	2,000	1,097,540
[a]Google Inc., C	8,021	4,310,004
		7,770,644
IT Services 2.0%
MasterCard Inc., A	47,000	4,239,870
Leisure Products 1.4%
Polaris Industries Inc.	22,000	3,013,120
Life Sciences Tools & Services 1.2%
[a]Quintiles Transnational Holdings Inc.	40,000	2,635,200
Machinery 1.5%
Cummins Inc.	22,900	3,166,154
Media 4.0%
Comcast Corp., A	70,000	4,043,200
The Walt Disney Co.	40,000	4,348,800
		8,392,000
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	43,000	4,046,300
Cabot Oil & Gas Corp., A	85,000	2,874,700
Chevron Corp.	47,000	5,219,820
EOG Resources Inc.	22,000	2,176,900
Royal Dutch Shell PLC, A, ADR (United Kingdom)	33,000	2,093,190
		16,410,910
Pharmaceuticals 2.9%
AbbVie Inc.	54,000	3,491,640
Novo Nordisk AS, ADR (Denmark)	45,000	2,532,150
		6,023,790
Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	25,000	2,363,250
Road & Rail 1.5%
Union Pacific Corp.	30,000	3,186,900
Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	70,000	2,278,500
Lam Research Corp.	30,000	2,267,400
Microchip Technology Inc.	45,000	2,144,475
		6,690,375
Software 7.3%
[a]Fortinet Inc.	67,000	2,528,580
Microsoft Corp.	97,000	4,718,080
Oracle Corp.	47,000	2,050,140
[a]Red Hat Inc.	46,000	3,461,960
[a]Salesforce.com Inc.	35,000	2,548,700
		15,307,460
Specialty Retail 2.6%
Lowe's Cos. Inc.	60,000	4,131,600

Franklin Global Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
The TJX Cos. Inc.	20,000	1,290,800
		5,422,400
Technology Hardware, Storage & Peripherals 3.7%
Apple Inc.	62,500	7,821,875
Textiles, Apparel & Luxury Goods 2.1%
NIKE Inc., B	44,700	4,418,148
Total Common Stocks (Cost $153,195,683)		199,116,871

Short Term Investments (Cost $9,481,652) 4.5%
Money Market Funds 4.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	9,481,652	9,481,652
Total Investments (Cost $162,677,335) 99.2%		208,598,523
Other Assets, less Liabilities 0.8%		1,724,438
Net Assets 100.0%		$210,322,961

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Franklin Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Franklin Emerging Market Debt Opportunities Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

Franklin Emerging Market Debt Opportunities Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At April 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Emerging Market	Franklin Global			Franklin
	Debt	Listed		Franklin	International	Franklin
	Opportunities	Infrastructure	Franklin Global	International	Small Cap	Large Cap Equity
	Fund	Fund	Real Estate Fund	Growth Fund	Growth Fund	Fund

Cost of investments	$761,840,427	$32,585,653	$135,045,872	$315,116,650	$1,671,058,743	$162,699,532

Unrealized appreciation	$30,194,083	$3,545,837	$42,454,773	$51,658,181	$310,443,786	$46,738,117
Unrealized depreciation	(91,386,491)	(652,334)	(2,140,214)	(9,037,848)	(89,207,614)	(839,126)
Net unrealized appreciation (depreciation)	$(61,192,408)	$2,893,503	$40,314,559	$42,620,333	$221,236,172	$45,898,991

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Funds hold the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Funds to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Funds’ assets. These risks could affect the value of the Funds’ portfolios. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At April 30, 2015, Franklin Emerging Market Debt Opportunities Fund had 5.9% of its net assets invested in Russia. The remaining funds in the Trust did not have significant investment in Russia.

Franklin Global Real Estate Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

6. RESTRICTED SECURITIES

At April 30, 2015, Franklin Emerging Market Debt Opportunities Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/			Acquisition
Units		Issuer	Dates	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
4,134,105		Global Distressed Alpha Fund III LP	10/11/12 - 3/20/15	$4,309,244	$632,353
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	-
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	-
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	-
		Total Restricted Securities (Value is 0.09% of Net Assets)		$7,445,000	$632,353

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin International Small Cap Growth Fund for the nine months ended April 30, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Aderans Co. Ltd	3,418,500	-	-	3,418,500	$32,126,284	$388,221	$-
Carpetright PLC	3,387,259	2,377,666	-	5,764,925	41,571,162	-	-
Green REIT PLC	42,701,981	-	(4,272,500)	38,429,481	67,913,682	391,611	(1,374,031)
Headlam Group PLC	4,082,047	524,641	-	4,606,688	32,918,353	375,731	-
Irish Residential Properties REIT PLC	11,125,000	-	-	11,125,000	13,344,120	60,841	-
Irish Residential Properties REIT PLC, 144A	20,000,000	-	-	20,000,000	23,989,428	109,378	-
Lar Espana Real Estate Socimi SA	878,741	1,625,259	-	2,504,000	29,500,938	72,541	-
Optimal Payments PLC	11,168,906	11,777,041	(4,102,681)	18,843,266	85,955,870	-	28,384,762
Total Affiliated Securities (Value is 17.30% of Net Assets)					$327,319,837	$1,398,323	$27,010,731

8. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2015, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At April 30, 2015, the net assets of the FT Subsidiary were $18,846,429, representing 2.63% of the fund's consolidated net assets. The fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$-	$4,746,150		$8,320,000		$13,066,150
Quasi-Sovereign and Corporate Bonds	-	173,738,415		8,826,960		182,565,375
Loan Participations and Assignments	-	79,891,245		34,415,890	a	114,307,135
Credit-Linked Notes	-	97,080		-		97,080
Foreign Government and Agency Securities	-	275,255,347		-		275,255,347
Common Stocks	-	-		-	a	-
Private Limited Partnership Fund	-	-		632,353		632,353
Short Term Investments	72,570,036	40,124,717		2,029,826		114,724,579
Total Investments in Securities	$72,570,036	$573,852,954		$54,225,029		$700,648,019

Other Financial Instruments:
Forward Exchange Contracts	$-	$7,739		$-		$7,739
Loan Participations and Assignments – Unfunded Commitment	-	-		46,676		46,676
	$-	$7,739		$46,676		$54,415
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$1,989,769		$-		$1,989,769
Private Limited Partnership Fund – Unfunded Commitment	-	-		246,282		246,282
	$-	$1,989,769		$246,282		$2,236,051

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Water Utilities	$317,851	$-		$133,493		$451,344
All Other Equity Investments[c]	35,027,812	-		-		35,027,812
Total Investments in Securities	$35,345,663	$-		$133,493		$35,479,156

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[b,c]	$173,360,431	$-		$-		$173,360,431
Short Term Investments	-	2,000,000		-		2,000,000
Total Investments in Securities	$173,360,431	$2,000,000		$-		$175,360,431

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$347,644,759	$-	$	- [a] $		347,644,759
Short Term Investments	10,092,224	-		-		10,092,224
Total Investments in Securities	$357,736,983	$-		$-		$357,736,983

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[c]	$1,794,794,915	$-		$-		$1,794,794,915
Short Term Investments	-	97,500,000		-		97,500,000
Total Investments in Securities	$1,794,794,915	$97,500,000		$-		$1,892,294,915

Franklin Large Cap Equity Fund
Assets:
Investments in Securities:
Equity Investments[c]	$199,116,871	$-		$-		$199,116,871
Short Term Investments	9,481,652	-		-		9,481,652
Total Investments in Securities	$208,598,523	$-		$-		$208,598,523

aIncludes securities determined to have no value at April 30, 2015.
bIncludes common and preferred stocks as well as other equity investments.
cFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for Franklin Emerging Market Debt Opportunities Fund for the nine months ended April 30, 2015, is as follows:

										Net Change
										in Unrealized
							Net	Net		Appreciation
	Balance at				Transfers		Realized	Unrealized	Balance	(Depreciation)
	Beginning of				Into (Out of)	Cost Basis	Gain	Appreciation	at End	on Assets Held
	Period	Purchases		Sales	Level 3	Adjustments[a]	(Loss)	(Depreciation)	of Period	at Period End
Assets:
Investments in Securities:
Warrants	$9,920,000	$-		$-	$-	$-	$-	$(1,600,000)	$8,320,000	$(1,600,000)
Quasi-Sovereign and Corporate Bonds	8,406,320	-		-	-	-	-	420,640	8,826,960	420,640
Loan Participations and Assignments	29,693,263	6,689,076		-	-	(81,302)	-	(1,885,147)	34,415,890	(1,885,147)
Private Limited Partnership Fund	110,995	434,271		-	-	-	-	87,087	632,353	87,087
Short Term Investments	-	1,930,692		-	-	-	-	99,134	2,029,826	99,134
Total Investments in Securities	$48,130,578	$9,054,039		$-	$-	$(81,302)	$-	$(2,878,286)	$54,225,029	$(2,878,286)

Other Financial Instruments
Loan Participations and Assignments –
Unfunded Commitment	$-	$-		$-	$-	$-	$-	$46,676	$46,676	$46,676

Liabilities:
Other Financial Instruments
Private Limited Partnership Fund –
Unfunded Commitment	$-	$-	$	- $	-	$-	$-	$246,282	$246,282	$246,282

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2015, are as follows:

					Impact to Fair
	Fair Value at End				Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount/Range	Increases[a]
Assets:
Investments in Securities:
		Probability Weighted
	$8,826,960	Discounted Cash Flow Model	Free Cash Flow[b]	$0.0 - $13.5 (mil)	Increase[c]
Quasi-Sovereign and Corporate
Bonds		Market Comparables	Discount for lack of marketability	20%	Decrease[d]
Loan Participations and
Assignments	4,943,581	Consensus Pricing	Weighted average of offered quotes	$60.75 - $68.42	Increase[d]
All Other Investments[e]	40,501,164	[f]
Total	54,271,705

Liabilities:
Other Financial Instruments
Private Limited Partnership
Fund - Unfunded Commitment[e]	$246,282

aRepresents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes probability assumptions for various outcomes from ongoing legal proceedings.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
f Includes securities determined to have no value at April 30, 2015.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 25, 2015